Offerings	Mar. 05, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,750,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 241,675.00
Offering Note	a. Transaction valuation is calculated solely for purposes of determining the amount of the filing fee. This amount is based upon the Registrant’s offer to purchase up to $1,750,000,000.00 in value of its ordinary shares, par value NIS 0.01 per

b. Amount of filing fee is calculated at $138.10 per $1,000,000.00 of the transaction valuation in accordance with Rule 0-11(b) of the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for Fiscal Year 2026. The transaction valuation set forth above was calculated for the sole purpose of determining the filing fee and should not be used for any other purpose.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00